Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,649,328	$ 2,502,992
Money Market Funds and Term Deposits
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,228,053	$ 1,511,503